Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	$ 57,095	$ 27,330
Goodwill and intangible assets, ending balance	126,865	57,095
Gross receivable
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	73,605	41,255
Acquisitions	75,511	32,352
Disposals	(517)	(2)
Adjustments to prior year acquisitions	(544)
Goodwill and intangible assets, ending balance	148,055	73,605
Accumulated depreciation/amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	(16,510)	(13,925)
Amortization	(5,197)	(2,587)
Disposals	517	2
Goodwill and intangible assets, ending balance	(21,190)	(16,510)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	28,208	12,456
Goodwill and intangible assets, ending balance	52,825	28,208
Goodwill | Gross receivable
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	28,208	12,456
Acquisitions	25,161	15,752
Adjustments to prior year acquisitions	(544)
Goodwill and intangible assets, ending balance	52,825	28,208
Sub-total intangibles with finite lives
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	28,887	14,874
Goodwill and intangible assets, ending balance	74,040	28,887
Sub-total intangibles with finite lives | Gross receivable
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	45,397	28,799
Acquisitions	50,350	16,600
Disposals	(517)	(2)
Goodwill and intangible assets, ending balance	95,230	45,397
Sub-total intangibles with finite lives | Accumulated depreciation/amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	(16,510)	(13,925)
Amortization	(5,197)	(2,587)
Disposals	517	2
Goodwill and intangible assets, ending balance	(21,190)	(16,510)
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	24,553	12,423
Goodwill and intangible assets, ending balance	64,601	24,553
Customer relationships | Gross receivable
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	34,898	20,690
Acquisitions	44,190	14,210
Disposals		(2)
Goodwill and intangible assets, ending balance	79,088	34,898
Customer relationships | Accumulated depreciation/amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	(10,345)	(8,267)
Amortization	(4,142)	(2,080)
Disposals		2
Goodwill and intangible assets, ending balance	(14,487)	(10,345)
Other intangibles
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	4,334	2,451
Goodwill and intangible assets, ending balance	9,439	4,334
Other intangibles | Gross receivable
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	10,499	8,109
Acquisitions	6,160	2,390
Disposals	(517)
Goodwill and intangible assets, ending balance	16,142	10,499
Other intangibles | Accumulated depreciation/amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	(6,165)	(5,658)
Amortization	(1,055)	(507)
Disposals	517
Goodwill and intangible assets, ending balance	$ (6,703)	$ (6,165)